Interests in Joint Ventures (Tables)	12 Months Ended
Jun. 30, 2023
Interests in Joint Ventures [Abstract]
Schedule of summarised financial information	Summarised financial information
	BCT
	30 June 2023	30 June 2022
	$	$

Summarised statement of financial position
Current assets	155,061	1,803

Total assets	155,061	1,803

Current liabilities	1,236,808	500,815
Non-current liabilities	1,080,345	2,000,000

Total liabilities	2,317,153	2,500,815
Net liabilities	(2,162,092)	(2,499,012)

Summarised statement of profit or loss and other comprehensive income
Revenue	226,341	269,203
Expenses	(171,167)	(537,009)

Profit/(loss) before income tax	55,174	(267,806)

Other comprehensive income	-	-
Total comprehensive income	55,174	(267,806)

Reconciliation of the consolidated entity’s carrying amount
Opening carrying amount	-	680
Share of loss after income tax	-	(680)
Closing carrying amount	-	-

As the investment in the joint venture has been written down to nil, no share of the joint venture’s loss has been brought to account in the Company’s loss from ordinary activities for the current financial period.